Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited quarterly financial data
Unaudited Quarterly Financial Data
The following is a summary of the unaudited quarterly financial data for 2013 and 2012:

(U.S. dollars in thousands, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2013
Net premiums earned – P&C operations	$1,464,246	$1,488,497	$1,550,629	$1,510,727
Net premiums earned – Life operations	$65,445	$73,896	$74,683	$81,398
Underwriting profit (loss) – P&C operations	$180,588	$92,124	$76,900	$101,450
Net income (loss) attributable to ordinary shareholders	$350,790	$272,698	$135,648	$300,780
Net income (loss) per ordinary share and ordinary equivalent – basic	$1.19	$0.94	$0.48	$1.07
Net income (loss) per ordinary share and ordinary equivalent – diluted	$1.17	$0.93	$0.47	$1.05
2012
Net premiums earned – P&C operations	$1,357,897	$1,400,970	$1,468,554	$1,538,557
Net premiums earned – Life operations	$78,520	$85,623	$79,487	$80,829
Underwriting profit (loss) – P&C operations	$63,238	$129,372	$114,203	$(90,681)
Net income (loss) attributable to ordinary shareholders	$176,628	$221,154	$171,902	$81,444
Net income (loss) per ordinary share and ordinary equivalent – basic	$0.56	$0.71	$0.57	$0.27
Net income (loss) per ordinary share and ordinary equivalent – diluted	$0.56	$0.71	$0.56	$0.27